Consolidated statements of comprehensive income - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Comprehensive income
Net income/(loss)	SFr 178	SFr (305)	SFr 1,066	SFr (127)	SFr 2,100
Gains/(losses) on cash flow hedges	20	46	31	66	39
Foreign currency translation	345	(855)	(1,053)	(510)	(2,546)
Unrealized gains/(losses) on securities	2	5	(12)	7	(2)
Actuarial gains/(losses)	82	105	92	187	181
Net prior service cost	(25)	(28)	(22)	(53)	(43)
Gains/(losses) on liabilities related to credit risk	(69)	1,266		1,197
Other comprehensive income/(loss), net of tax	355	539	(964)	894	(2,371)
Comprehensive income/(loss)	533	234	102	767	(271)
Comprehensive income/(loss) attributable to noncontrolling interests	22	(21)	(15)	1	(59)
Comprehensive income/(loss) attributable to shareholders	SFr 511	SFr 255	SFr 117	SFr 766	SFr (212)